SUPPLEMENT DATED AUGUST 29, 2025
    TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED APRIL 28, 2025
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      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                    Polaris Platinum III Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your contract.

Effective August 31, 2025, Polaris Platinum III Variable Annuity will no longer be offered for new sales in the state of New York.